NOTE 12 - COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
NOTE 12 - COMMITMENTS AND CONTINGENCIES

NOTE 12 - COMMITMENTS AND CONTINGENCIES

During the six months ended June 30, 2022 and 2021, the Company paid $4,264 and $5,115 for its rented premises in Dunfermline, Scotland. The 12-month lease was not renewed in March 2021 and the Company has given notice on the premises to vacate on July 14, 2022 and is exempt from ASC 842 lease accounting due to its short term.

During the six months ended June 30, 2022 and 2021, the Company paid $1,200 and $0 for use of premises in New York, New York. The 12-month agreement was signed in August 2021 for twelve months, at a monthly rate of $200, and is exempt from ASC 842 lease accounting due to its short term.

The Company has entered into an employment agreement with Steven Saunders, our Chief Commercial Officer and Director. The term is three years commencing July 1, 2021. Mr. Saunders is to receive monthly cash compensation of $15,000 reduced by $3,820 until at least $5,000,000 funding has been received through the S-1 offering.

The Company has entered into an employment agreement with Rik Willard to act as Chief Executive Officer of the Company and as Director. The term is 1 year commencing August 15, 2021. Mr. Willard is to receive monthly cash compensation of $15,000 reduced by $3,000 until at least $5,000,000 funding has been received through the S-1 offering. Mr. Willard was also granted a signing bonus of 102,040 restricted shares, which were issued in June 2021.

On May 31, 2022, our board of directors approved amended and restated employment agreements in favor of our Chief Executive Officer, Rik Willard, and our Chief Commercial Officer, Steven Saunders.

The employment agreement with Mr. Willard was amended as follows. In addition to his cash compensation the Company agreed to further compensate Mr. Willard in accordance with our May 25, 2022 Equity Incentive Plan (Note 11) with 5,400,000 restricted stock units, which vest 2,700,000 annually over a period of two years. He is also entitled to health and vacation benefits and six-month severance if terminated for good cause or if he resigns for good reason in a constructive termination. He is also entitled to vesting of the restricted stock units upon any termination of employment by the Company. Mr. Willard agreed to a two year non-solicit restrictive covenant. The agreement will automatically renew for a further year on May 31, 2023.

The employment agreement with Mr. Saunders was amended as follows. In addition to his cash compensation the Company agreed to further compensate Mr. Saunders in accordance with our May 25, 2022 Equity Incentive Plan (Note 11) with 3,000,000 restricted stock units, which vests 1,500,000 annually over a period of two years. He is also entitled to health and vacation benefits and six-month severance if terminated for good cause or if he resigns for good reason in a constructive termination. He is also entitled to vesting of the restricted stock units upon any termination of employment by the Company. Mr. Saunders agreed to a two year non-solicit restrictive covenant.

The Company entered into employment agreement with Stephen Morris, our Founder and Chief Technology Officer, the term is three years commencing July 1, 2021. Mr. Morris is to receive monthly cash compensation of $15,000 reduced by $4,790 until at least $5,000,000 has been received through the S-1 offering.

On March 25, 2022, the Company entered into a service agreement with PCG Advisory, Inc. The term is six months commencing April 1, 2022. PCG Advisory, Inc. will receive cash of $7,000, plus $7,000 stock compensation per month. The number of shares will be determined based on the closing price on the last trading day of the previous month.

NOTE 12 - COMMITMENTS AND CONTINGENCIES

During each of the year ended December 31, 2021 and 2020, the Company paid $11,128 and 10,800 for its rented premises in Dunfermline, Scotland. The lease was renewed in March 2021 for twelve months, at a monthly rate of $1,000, and is exempt from ASC 842 lease accounting due to its short term.

During the years ended December 31, 2021 and 2020, the Company paid $1,200 and $0 for use of premises in New York, New York. The agreement was signed in August 2021 for twelve months, at a monthly rate of $200, and is exempt from ASC 842 lease accounting due to its short term.

The Company has entered into an employment agreement with Steven Saunders, our Chief Commercial Officer and Director. The term is three years commencing July 1, 2021. Mr. Saunders is to receive monthly cash compensation of $15,000 reduced by $3,820 until at least $5,000,000 funding has been received through the S-1 offering.

The Company entered into employment agreement with Stephen Morris, our Founder and Chief Technology Officer, the term is three years commencing July 1, 2021. Mr. Morris is to receive monthly cash compensation of $15,000 reduced by $4,790 until at least $5,000,000 has been received through the S-1 offering.

The Company has entered into an employment agreement with Rik Willard to act as Chief Executive Officer of the company and as Director. The term is 1 year commencing August 15, 2021. Mr. Willard is to receive monthly cash compensation of $15,000 reduced by $7,500 until at least $5,000,000 funding has been received through the S-1 offering. Mr. Willard was also granted a signing bonus of 102,040 restricted shares, which were issued in June 2021.